Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
ASSETS
Cash and due from banks	¥ 51,855,923	¥ 50,972,491
Interest-earning deposits in other banks	49,828,271	58,848,056
Cash, due from banks and interest-earning deposits in other banks	101,684,194	109,820,547
Call loans, funds sold, and receivables under resale agreements	14,999,243	13,819,157
Receivables under securities borrowing transactions	4,487,405	4,496,376
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥8,857,073 and ¥8,809,236 at March 31, 2022 and September 30, 2022) (including ¥17,135,481 and ¥15,072,307 at March 31, 2022 and September 30, 2022 measured at fair value under fair value option)	47,934,649	42,668,336
Investment securities:
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥3,151,799 and ¥7,654,927 at March 31, 2022 and September 30, 2022)	43,241,446	45,798,442
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥148,763 and ¥5,293,172 at March 31, 2022 and September 30, 2022) (fair value of ¥4,606,305 and ¥13,630,321 at March 31, 2022 and September 30, 2022)	13,847,100	4,595,109
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥741 and ¥726 at March 31, 2022 and September 30, 2022) (including ¥5,111,630 and ¥4,634,786 at March 31, 2022 and September 30, 2022 measured at fair value)	4,970,762	5,422,200
Total investment securities	62,059,308	55,815,751
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥167,152 and ¥157,875 at March 31, 2022 and September 30, 2022)	122,928,821	113,149,393
Allowance for credit losses	(1,257,237)	(1,470,701)
Net loans	121,671,584	111,678,692
Premises and equipment—net	847,577	815,829
Customers’ acceptance liability	397,310	371,034
Intangible assets—net	1,202,365	1,148,601
Goodwill	341,022	303,611
Other assets (including assets held for sale relating to transferred business of MUFG Union Bank of ¥11,621,567 and ¥13,416,543 at March 31, 2022 and September 30, 2022 and net of allowance for credit losses of ¥13,998 and ¥14,499 at March 31, 2022 and September 30, 2022)	30,126,259	26,712,084
Total assets	385,750,916	367,650,018
Deposits:
Domestic offices, Non-interest-bearing	33,346,784	33,584,539
Domestic offices, Interest-bearing	143,328,889	144,412,415
Overseas offices, principally interest-bearing	54,520,625	46,592,989
Total deposits	231,196,298	224,589,943
Call money, funds purchased, and payables under repurchase agreements	38,089,821	30,141,925
Payables under securities lending transactions	901,612	1,021,887
Due to trust account and other short-term borrowings (including ¥123,028 and ¥14,812 at March 31, 2022 and September 30, 2022 measured at fair value under fair value option)	12,790,336	22,850,600
Trading account liabilities	17,803,624	11,019,046
Bank acceptances outstanding	397,310	371,034
Long-term debt (including ¥483,051 and ¥450,403 at March 31, 2022 and September 30, 2022 measured at fair value under fair value option)	37,403,952	34,696,599
Other liabilities (including liabilities held for sale relating to transferred business of MUFG Union Bank of ¥11,157,660 and ¥13,750,553 at March 31, 2022 and September 30, 2022)	31,020,455	26,662,462
Total liabilities	369,603,408	351,353,496
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock—common stock authorized, 33,000,000,000 shares; common stock issued,13,281,995,120 shares and 13,281,995,120 shares at March 31, 2022 and September 30, 2022, with no stated value	2,090,270	2,090,270
Capital surplus	5,317,824	5,327,772
Retained earnings:
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	6,975,596	8,172,646
Accumulated other comprehensive income, net of taxes	1,425,171	227,033
Treasury stock, at cost—668,286,238 common shares and 992,816,845 common shares at March 31, 2022 and September 30, 2022	(689,101)	(452,224)
Total Mitsubishi UFJ Financial Group shareholders’ equity	15,359,331	15,605,068
Noncontrolling interests	788,177	691,454
Total equity	16,147,508	16,296,522
Total liabilities and equity	385,750,916	367,650,018
Consolidated VIEs
ASSETS
Cash and due from banks	16,730	6,728
Interest-earning deposits in other banks	27,836	27,382
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥8,857,073 and ¥8,809,236 at March 31, 2022 and September 30, 2022) (including ¥17,135,481 and ¥15,072,307 at March 31, 2022 and September 30, 2022 measured at fair value under fair value option)	1,398,228	1,252,308
Investment securities:
Total investment securities	1,965,151	1,824,892
Net loans	16,605,245	15,651,462
All other assets	296,129	195,795
Total assets	20,309,319	18,958,567
Deposits:
Total deposits	0	0
Long-term debt (including ¥483,051 and ¥450,403 at March 31, 2022 and September 30, 2022 measured at fair value under fair value option)	402,654	449,231
Other short-term borrowings	39,671	39,582
All other liabilities	73,509	95,219
Total liabilities	¥ 515,834	¥ 584,032